Operating Expenses Before Credit Impairment Charges, Provisions and Charges - Summary of Amount of Bonus Awarded to Employees (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Amount Of Bonus Awarded To Employees [Line Items]
Cash award – not deferred	£ 148	£ 156
Cash award – deferred	22	23
Shares award – not deferred	9	12
Shares award – deferred	22	22
Total discretionary bonus	201	213
Expenses charged in the year
Disclosure Of Amount Of Bonus Awarded To Employees [Line Items]
Cash award – not deferred	148	156
Cash award – deferred	8	8
Shares award – not deferred	9	12
Shares award – deferred	8	8
Total discretionary bonus	173	184
Expenses deferred to future periods
Disclosure Of Amount Of Bonus Awarded To Employees [Line Items]
Cash award – not deferred	0	0
Cash award – deferred	14	15
Shares award – not deferred	0	0
Shares award – deferred	14	14
Total discretionary bonus	£ 28	£ 29